INCOME TAXES - Deferred Income Tax Movement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening net deferred tax assets	$ 30	$ (38)
Recognized in income	22	41
Recognized in other comprehensive income	0	6	$ (9)
Recognized in other	(715)	21
Net deferred tax (liability)/assets	$ (663)	$ 30	$ (38)